Risk Management and Financial Instruments (Details) - Schedule of Balance Sheet - Seara Alimentos [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position:
Derivative (liabilities)/assets		$ (1,765)
Financial instruments designated as hedge accounting:
Financial instruments designated as hedge accounting, Commodities		(1,765)
Financial instruments designated as hedge accounting, Currency
Derivative (liabilities)/assets	4,473	18,073
Financial instruments not designated as hedge accounting:
Financial instruments not designated as hedge accounting, Exchange	4,977
Financial instruments not designated as hedge accounting, Interest	(504)	18,073
Other comprehensive income (expense)	(550)	(7,720)
Other comprehensive income (expense), Currency	39	(2,595)
Other comprehensive income (expense), Commodities	(589)	(5,125)
Inventories	6,577	6,951
Inventories, Currency	136	2,298
Inventories, Commodities	$ 6,441	$ 4,653